Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Areas Disclosure
Geographic Areas
							Property, Plant and Equipment - net
	Net Sales			Operating Income
(Millions)	2012	2011	2010	2012	2011	2010	2012	2011
United States	$10,571	$10,071	$9,254	$1,938	$1,639	$1,647	$4,279	$3,980
Asia Pacific	9,092	9,108	8,259	2,450	2,523	2,400	2,029	1,887
Europe, Middle East and Africa	6,730	7,076	6,259	1,163	1,150	1,112	1,499	1,271
Latin America and Canada	3,529	3,368	2,906	936	886	787	571	528
Other Unallocated	(18)	(12)	(16)	(4)	(20)	(28)	―	―
Total Company	$29,904	$29,611	$26,662	$6,483	$6,178	$5,918	$8,378	$7,666